Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Liabilities
Derivative Liabilities

Note 7 – Derivative Liabilities

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires us to assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense.

In January 2023, in connection with the Alto Convertible Note, the Company issued warrants to purchase 127,260 shares of common stock, with an exercise price of $1.93 per share, as adjusted for the recent reverse split, valued at inception at $1,189,000 and as of September 30, 2024, at $74,107. The Company determined our derivative liabilities from the warrants issued in relation to the Alto Convertible Note do not satisfy the classification as equity instruments due to the existence of a certain net cash settlement provision that is not within the sole control of the Company. In addition, there are certain down round provisions that could reduce the exercise price if the Company issues securities at lower prices in the future.

The Company has determined the Acceleration Option is an embedded derivative within the host instrument and has bifurcated it from the host instrument and recorded it as a derivative liability valued at $1,442,000, using a Monte Carlo simulation model. The Company determined our derivative liability from the noteholder’s Acceleration Option for the Alto Convertible Note is not clearly and closely related to the host and should be thus accounted for as a bifurcated derivative liability.

The Company classified these derivative liabilities as a Level 3 fair value measurement and used the Monte Carlo pricing model to calculate the fair value as of January 11, 2023 ($2,631,000 included in debt discount) and September 30, 2024 ($74,107). Key inputs for the simulation are summarized below. The Monte Carlo simulation uses an implied VWAP for the January 11, 2023 valuation date. The implied VWAP was backsolved by setting the summation of the parts (e.g., derivatives and debt without derivatives) equal to the cash proceeds. The simulation was then iterated and manipulated to solve for the implied share price, which was approximately $12.64 per share (or an approximate 14% discount to the quoted market VWAP on January 11, 2023).

The key inputs for the Monte Carlo simulation as of September 30, 2024, were as follows:

Net cash settlement and down round key valuation inputs – warrants*	September 30, 2024
Annualized volatility	92.04% - 101.79%
Risk-free interest rate	3.64% - 4.93%
Quoted VWAP	$1.31
Exercise price	$1.93
Probability assessment	0% - 40%
Illiquidity discount	(14%)
Time period (years)	0.08 - 2.28

*	Based on a Monte Carlo simulation analysis of 250,000 iterations

The following table summarizes the changes in the derivative liabilities:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Warrants	Accelerated Feature
Balance - December 31, 2023	$410,660	$3,852
Gain on change in fair value	(196,045)	(1,817)
Balance - March 31, 2024	$214,615	$2,035
Loss (gain) on change in fair value	145,304	(1,531)
Balance - June 30, 2024	$359,919	$504
Gain on change in fair value of the derivative	(285,812)	(504)
Balance - September 30, 2024	$74,107	$-

Note 8 – Derivative Liabilities

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires us to assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense.

Alto Opportunity Master Fund, SPC

In January 2023, in connection with the Alto Convertible Note, the Company issued warrants to purchase 127,260 shares of common stock, with an exercise price of $18.80 per share, valued at inception at $1,189,000 and as of December 31, 2023, at $410,660. The Company determined our derivative liabilities from the warrants issued in relation to the Alto Convertible Note do not satisfy the classification as equity instruments due to the existence of a certain net cash settlement provision that is not within the sole control of the Company. In addition, there are certain down round provisions that could reduce the exercise price if the Company issues securities at lower prices in the future.

The Company determined our derivative liability from the noteholder’s Acceleration Option for the Alto Convertible Note is not clearly and closely related to the host and should be thus accounted for as a bifurcated derivative liability.

We classified these derivative liabilities as a Level 3 fair value measurement and used the Monte Carlo pricing model to calculate the fair value as of January 11, 2023, and for each reporting period. Key inputs for the simulation are summarized below. The Monte Carlo simulation uses an implied VWAP for each valuation date. The implied VWAP was backsolved by setting the summation of the parts (e.g., derivatives and debt without derivatives) equal to the cash proceeds. The simulation was then iterated and manipulated to solve for the implied share price, which was approximately $12.64 per share (or an approximate 14% discount to the quoted market VWAP on January 11, 2023). Additionally, the Company estimates probability for various specific scenarios impacting the warrant valuation.

The range of key inputs for the Monte Carlo simulation for the year ended December 31, 2023, were as follows:

Net cash settlement and down round key valuation inputs – Alto Warrants*
Annualized volatility	77.51% - 92.33%
Risk-free interest rate	4.01% - 5.23%
Quoted VWAP*	$4.72
Exercise price	$18.80
Probability assessment	5% - 25%
Illiquidity discount	(17)%
Time period (years)	0.53 - 3.03
Estimated fair value (issuance)	$1,189,000
Estimated fair value (December 31, 2023)	$410,660

*	Based on a Monte Carlo simulation analysis of 50,000 iterations

Alto Acceleration Option key valuation inputs*
Annualized volatility	34.23% - 59.15%
Risk-free interest rate	4.68% - 5.60%
Quoted VWAP*	$4.72
Illiquidity discount	(17)%
Time period (years)	0 - 1.2
Estimated fair value (issuance)	$1,442,000
Estimated fair value (December 31, 2023)	$3,852

*	Based on a Monte Carlo simulation analysis of 50,000 iterations

December 2021 Notes

In connection with the issuance of the December 2021 Notes, the Company identified an accelerated repayment upon IPO feature that required bifurcation. We classified this derivative liability as a Level 3 fair value measurement and used a probability weighted scenario model to estimate the fair value of the derivative just prior to the settlement of the December 2021 Notes. Key inputs for this valuation model are summarized below.

December 2021 Notes derivative key valuation inputs	Issuance Date	Settlement Date
Amount due upon acceleration	$533,699	$533,973
Carrying value of December 2021 Notes at measurement date	$—	337,398
IPO date	8/31/2022	9/2/2022
Probability of IPO acceleration	90%	100%
Probability of maturity	10%	—%
Time period to maturity (years)	1.00 years	0.32 years
Discount rate	50.0%	50.0%
Estimated fair value	$367,000	162,000

2022 Convertible Bridge Notes

In connection with the issuance of the 2022 Convertible Notes in February and March 2022, the Company identified certain embedded features that required bifurcation as a combined derivative liability, including the share-settled redemption of the 2022 Convertible Notes at a 50% discount and the automatic increase in principal of 10% if conversion does not occur within 12 months.

We classified this derivative liability as a Level 3 fair value measurement and used the a with and without probability weighted scenario model to estimate the fair value as of each issuance date of the 2022 Convertible Notes, as well as just prior to their settlement upon the initial public offering. Key inputs for this valuation model are summarized below.

2022 Convertible Notes derivative key valuation inputs*	Issuance Dates	Settlement Date
Annualized volatility	75.0% - 82.0%	—
Risk-free interest rate	0.6% - 1.2%	—
Exercise price (implied)	$45.52 - $85.92	—
Estimated IPO date	8/31/2022	9/2/2022
Probability of default	50%	—%
Probability of IPO or Alternative Liquidity Event	45%	100%
Probability of Maturity	5%	—%
Time period (years)	0.47 - 1.00 years	0.00 years
Estimated fair value	$221,000	$571,000

August 2022 Notes

In connection with the issuance of the August 2022 Promissory Note, the Company identified an accelerated repayment upon IPO feature that required bifurcation. We classified this derivative liability as a Level 3 fair value measurement and used a probability weighted scenario model to estimate the fair value of the derivative just prior to the settlement of the August 2022 Promissory Notes. Key inputs for this valuation model are summarized below.

August 2022 Promissory Notes derivative key valuation inputs	Issuance Dates	Settlement Date
Amount due upon acceleration (estimated at issuance)	$50,411	$50,438
Carrying value of August 2022 Promissory Notes at measurement date	$0	$4,521
IPO date	8/31/2022	9/2/2022
Probability of IPO acceleration	90%	100%
Probability of maturity	10%	—%
Time period to maturity (years)	1.00 years	0.91 years
Discount rate	16.03%	18.81%
Estimated fair value	$45,000	$45,000

In connection with the issuance of the August 2022 Convertible Notes, the Company identified certain embedded features that required bifurcation as a combined derivative liability, including the share-settled redemption of the 2022 Convertible Notes at a 50% discount and the automatic increase in principal of 10% if conversion does not occur within 12 months. Key inputs for this valuation model are summarized below:

2022 Convertible Notes derivative key valuation inputs*	Issuance Dates	Settlement Date
Estimated IPO date	8/31/2022	9/2/2022
Probability of default	50%	—%
Probability of IPO or Alternative Liquidity Event	45%	100%
Probability of Maturity	5%	—%
Time period (years)	1.00 years	0.00 years
Estimated fair value	$31,000	$75,000

The following table summarizes the changes in the derivative liabilities:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Alto Warrants	Alto Acceleration Option
Balance - December 31, 2021	$—	$—
Addition of new derivative	—
Loss on change in fair value	—	—
Settlements	—
Balance - December 31, 2022	—	—
Addition of new derivatives	1,189,000	1,442,000
Gain on change in fair value	(778,340)	(1,438,148)
Balance - December 31, 2023	$410,660	$3,852

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 2021 Notes Derivative	August 2022 Notes Derivative	2022 Convertible Notes Derivative
Balance - December 31, 2021	$367,000	—	—
Addition of new derivative	—	76,000	221,000
Loss (gain) on change in fair value	(205,000)	44,000	350,000
Settlements	(162,000)	(120,000)	(571,000)
Balance - December 31, 2022	—	—	—
Addition of new derivatives	—	—	—
Gain on change in fair value	—	—	—
Balance - December 31, 2023	—	$—	$—